Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Schedule of Changes in Warrants Issued and Outstanding

The following is a schedule of changes in warrants issued and outstanding from December 31, 2023 to September 30, 2024:

	Common Stock Warrants December 2023	Common Stock Warrants February 2024	Common Stock Warrants Woodway	Common Stock Warrants Registered Direct Placement Agent	Common Stock Warrants Registered Direct	Common Stock Warrants Best Efforts Pre-Funded	Common Stock Warrants Best Efforts A-1	Common Stock Warrants Best Efforts A-2	Common Stock Warrants Best Efforts Placement Agent	Total Common Stock Warrants
Outstanding as of December 31, 2023	231	—	—	—	—	—	—	—	—	231
Warrants issued	2,658	750	200	107	1,420	26,269	28,369	28,369	2,128	90,270
Warrants exercised	(231)	—	—	—	—	(26,269)	—	—	—	(26,500)
Warrants canceled	(2,658)	—	—	—	—	—	—	—	—	(2,658)
Outstanding as of September 30, 2024	—	750	200	107	1,420	—	28,369	28,369	2,128	61,343

Class A Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Schedule of Changes in Warrants Issued and Outstanding

The following is a schedule of changes in warrants issued and outstanding from December 31, 2021 to December 31, 2023:

Class A Common Stock Warrants
Outstanding as of December 31, 2021	—
Warrants issued	23
Warrants exercised	—
Outstanding as of December 31, 2022	23
Warrants issued	—
Warrants exercised	(23)
Outstanding as of December 31, 2023	—

Class B Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Schedule of Changes in Warrants Issued and Outstanding

The following is a schedule of changes in warrants issued and outstanding from December 31, 2021 to December 31, 2023:

Class B Common Stock Warrants
Outstanding as of December 31, 2021	-
Warrants issued	2
Warrants exercised	(1)
Outstanding as of December 31, 2022	1
Warrants issued	—
Warrants exercised	(1)
Outstanding as of December 31, 2023	—

Service Providers Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Schedule of Changes in Warrants Issued and Outstanding

The following is a schedule of changes in warrants issued and outstanding from December 31, 2022 to December 31, 2023:

Service Providers Stock Warrants
Outstanding as of December 31, 2022	—
Warrants issued	20
Warrants exercised	(20)
Outstanding as of December 31, 2023	—

Senior Secured Notes Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Schedule of Changes in Warrants Issued and Outstanding

The following is a schedule of changes in warrants issued and outstanding from December 31, 2022 to December 31, 2023:

Senior Secured Notes Stock Warrants
Outstanding as of December 31, 2022	—
Warrants issued	41
Warrants exercised	(41)
Outstanding as of December 31, 2023	—

Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Schedule of Changes in Warrants Issued and Outstanding

The following is a schedule of changes in warrants issued and outstanding from December 31, 2022 to December 31, 2023:

Common Stock Warrants
Outstanding as of December 31, 2022	—
Warrants issued	231
Warrants exercised	—
Outstanding as of December 31, 2023	231

Warrants [Member]
Class of Warrant or Right [Line Items]
Schedule of Changes in Warrants Issued and Outstanding

The following is a schedule of changes in warrants issued and outstanding from December 31, 2022 to September 30, 2023:

	Class A Common Stock Warrants	Class B Common Stock Warrants	Total Warrants
Outstanding as of December 31, 2022	23	1	24
Warrants issued	—	—	—
Warrants exercised	(23)	(1)	(24)
Outstanding as of September 30, 2023	-	—	-